Composition of goodwill by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Banking	R$ 5,583,201	R$ 6,601,162
Insurance	465,533	492,382
Total	R$ 6,048,734	R$ 7,093,544